Convertible Debt Instrument Classified As A Liability (Details) - USD ($)	Apr. 24, 2014	Mar. 31, 2014
Debt Instruments [Abstract]
Convertible loan		$ 273
Accrued interest rate	4.00%
Price per share	$ 0.1